SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Contract Liabilities
As of January 1,	$ 5,179	$ 6,660	$ 6,960
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(5,149)	(6,621)	(4,609)
ncrease in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	4,492	5,776	4,309
As of December 31,	$ 4,522	$ 5,815	$ 6,660